Financial and capital risk management	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial and capital risk management
Financial and capital risk management
17.	Financial and capital risk management

Financial risk management

Financial risks arising in the normal course of business from the Company’s operations comprise market risk (including commodity price risk and currency risk), credit risk and liquidity risk. It is the Company’s policy and practice to identify and, where appropriate and practical, actively manage such risks to support its objectives in managing its capital and future financial security and flexibility. The Company’s finance and risk professionals, working in coordination with the commodity departments and Glencore plc, monitor, manage and report regularly to senior management on the approach and effectiveness in managing financial risks along with the financial exposures facing the Company.

Risk Factors

The key financial risk factors that arise from the Company’s activities, including the Company’s policies for managing these risks, are outlined below.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises two types of risk: commodity price risk and currency risk.

Commodity price risk

The Company is exposed to price movements for the inventory it holds and the products it produces which are not held to meet priced forward contract obligations and forward priced sale contracts.

The Company has chosen not to hedge against the movement in commodity prices.

Sensitivity analysis

As at December 31, 2022, the Company has provisionally priced sales. If the commodity prices on provisionally priced sales had been 10% higher/lower and all other variables held constant, the Company’s profit after tax for the year ended December 31, 2022 would increase/decrease by $8,278 thousand (2021: $268 thousand).

17.	Financial and capital risk management (continued)

Currency risk

The U.S. dollar is the functional currency of the entities collectively forming the Company. Currency risk is the risk of loss from movements in exchange rates related to transactions and balances in currencies other than the U.S. dollar. Such transactions include operating expenditure, capital expenditure and to a lesser extent purchases in currencies other than the functional currency.

The Company’s operations are located in Australia, therefore operating expenses are incurred predominantly in Australian dollar and U.S. dollar currencies. These transactions are not generally hedged. A weakening of the U.S. dollar against these currencies has a material adverse impact on earnings and cash flow settlement. The Company buys foreign currencies at spot rates to settle local currency operating expenditure and is therefore largely exposed to volatility in exchange rates.

The Company’s debt related payments are primarily denominated in U.S. dollars.

Sensitivity analysis

The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities at the reporting date are as follows:

2022

US$ thousand	Notes	U.S. dollar	Australian dollar	Other	Total
Cash and cash equivalents		30	1,286	—	1,316
Trade receivables from related parties	10	9,052	—	—	9,052
Other receivables	10	—	3,180	—	3,180
Trade payables	14	(1,853)	(19,286)	—	(21,139)
Trade payables to related parties	14	(545)	(254)	—	(799)
Other payables	14	(1,047)	(5,513)	—	(6,560)
Lease liabilities	15	—	(976)	—	(976)
Net debt		5,637	(21,563)	—	(15,926)

2021

US$ thousand		U.S. dollar	Australian dollar	Other	Total
Cash and cash equivalents		30	49	—	79
Trade receivables from related parties	10	2,551	—	—	2,551
Other receivables	10	—	3,747	—	3,747
Trade payables	14	(100)	(9,295)	(87)	(9,482)
Trade payables to related parties	14	(652)	—	—	(652)
Other payables	14	(248)	(8,207)	—	(8,455)
Lease liabilities	15	—	(1,273)	—	(1,273)
Net debt		1,581	(14,979)	(87)	(13,485)

The following table details the Company’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the year-end for a 10% change in foreign currency rates.

17.	Financial and capital risk management (continued)

A positive number below indicates an increase in profit and other equity where the U.S. dollar strengthens 10% against the relevant currency. For a 10% weakening of the U.S. dollar against the relevant currency, there would be a comparable impact on the profit and other equity, and the balances below would be negative.

2022

US$ thousand	Profit or loss	Other equity
Australian dollar	2,156	2,156
Total	2,156	2,156

2021

US$ thousand	Profit or loss	Other equity
Australian dollar	1,498	1,498
Other	9	9
Total	1,507	1,507

In management’s opinion, the sensitivity analysis is unrepresentative of the inherent foreign exchange risk as the year end exposure does not reflect the exposure during the year.

Credit risk

Credit risk arises from the possibility that counterparties may not be able to settle obligations due to the Company within their agreed payment terms. Financial assets which potentially expose the Company to credit risk consist principally of cash and cash equivalents and receivables.

The Company invests or maintains available cash domestically with the Commonwealth Bank of Australia. As part of its cash management process, the Company regularly monitors the relative credit standing of this institution. See above currency risk for currency split of cash and cash equivalents.

During the normal course of business, the Company provides credit to its customer. Although the receivables resulting from these transactions are not collateralised, the Company has not experienced significant problems with the collection of receivables given the Company’s only customer is a related party entity in Switzerland.

The Company has only one customer, Glencore International AG, in one country, Switzerland, which represents 100% of trade receivable and total sales.

Liquidity risk

Liquidity risk is the risk that the Company is unable to meet its payment obligations when due, or that it is unable, on an ongoing basis, to borrow funds in the market on an unsecured or secured basis at an acceptable price to fund actual or proposed commitments. Prudent liquidity risk management implies maintaining sufficient cash and cash equivalents and availability of adequate committed funding facilities. The Company has available committed funding sources from other financing entities within the Glencore plc group (see note 22). The Company’s credit profile and funding sources ensure that sufficient liquid funds are maintained to meet its liquidity requirements. As part of its liquidity management, the Company closely monitors and plans for its future capital expenditure well ahead of time.

As at December 31, 2022, the Company had available cash amounting to $1,316 thousand (2021: $79 thousand).

17.	Financial and capital risk management (continued)

The maturity profile of the Company’s financial liabilities based on the contractual terms, and associated current financial assets, are as follows:

2022

		After	Due	Due
US$ thousand	Notes	2 years	1 – 2 years	0 – 1 year	Total
Expected future interest payments		—	3	28	31
Lease liabilities – undiscounted		2	129	876	1,007
Trade and other payables	14	—	—	28,498	28,498
Total		2	132	29,402	29,536
Current financial assets				10,369	10,369

2021

		After	Due	Due
US$ thousand	Notes	2 years	1 – 2 years	0 – 1 year	Total
Expected future interest payments		—	2	37	39
Lease liabilities – undiscounted		—	228	1,084	1,312
Trade and other payables	14	—	—	18,589	18,589
Total		—	230	19,710	19,940
Current financial assets				2,771	2,771

Capital risk management

The Company’s capital risk is managed by Glencore Operations Australia Pty Limited as it sits within the Parent’s Australian operations. Movements to the parent net investment are treated as capital investments or contributions made by the Parent.

17.	Financial and capital risk management

Financial risk management

Financial risks arising in the normal course of business from the Company’s operations comprise market risk (including commodity price risk and currency risk), credit risk and liquidity risk. It is the Company’s policy and practice to identify and, where appropriate and practical, actively manage such risks to support its objectives in managing its capital and future financial security and flexibility. The Company’s finance and risk professionals, working in coordination with the commodity departments and Glencore plc, monitor, manage and report regularly to senior management on the approach and effectiveness in managing financial risks along with the financial exposures facing the Company.

Risk Factors

The key financial risk factors that arise from the Company’s activities, including the Company’s policies for managing these risks, are outlined below.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises two types of risk: commodity price risk and currency risk.

Commodity price risk

The Company is exposed to price movements for the inventory it holds and the products it produces which are not held to meet priced forward contract obligations and forward priced sale contracts.

The Company has chosen not to hedge against the movement in commodity prices.

Sensitivity analysis

At December 31, 2021, the Company has provisionally priced sales. If the commodity prices on provisionally priced sales had been 10% higher/lower and all other variables held constant, the Company’s profit after tax for the year ended December 31, 2021 would increase/decrease by $268 thousand (2020: $1,148 thousand).

Currency risk

The U.S. dollar is the functional currency of the entities collectively forming the Company. Currency risk is the risk of loss from movements in exchange rates related to transactions and balances in currencies other than the U.S. dollar. Such transactions include operating expenditure, capital expenditure and to a lesser extent purchases in currencies other than the functional currency.

The Company’s operations are located in Australia, therefore operating expenses are incurred predominantly in Australian dollar and U.S. dollar currencies. These transactions are not generally hedged. A weakening of the U.S. dollar against these currencies has a material adverse impact on earnings and cash flow settlement. The Company buys foreign currencies at spot rates to settle local currency operating expenditure and is therefore largely exposed to volatility in exchange rates.

The Company’s debt related payments are primarily denominated in U.S. dollars.

Sensitivity analysis

The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities at the reporting date are as follows:

2021

US$ thousand	Notes	U.S. dollar	Australian dollar	Other	Total
Cash and cash equivalents		30	49	—	79
Trade receivables from related parties	10	2,551	—	—	2,551
Other receivables	10	—	3,747	—	3,747
Trade payables	14	(100)	(9,295)	(87)	(9,482)
Trade payables to related parties	14	(652)	—	—	(652)
Other payables	14	(248)	(8,207)	—	(8,455)
Lease liabilities	15	—	(1,273)	—	(1,273)
Net debt		1,581	(14,979)	(87)	(13,485)

2020

US$ thousand		U.S. dollar	Australian dollar	Other	Total
Cash and cash equivalents		30	80	—	110
Trade receivables from related parties	10	8,861	—	—	8,861
Other receivables	10	—	2,648	—	2,648
Trade payables	14	—	(8,656)	—	(8,656)
Other payables	14	—	(13,263)	—	(13,263)
Lease liabilities	15	—	(132)	—	(132)
Net debt		8,891	(19,323)	—	(10,432)

January 1, 2020

US$ thousand		U.S. dollar	Australian dollar	Other	Total
Cash and cash equivalents		30	234	—	264
Trade receivables from related parties	10	6,718	—	—	6,718
Other receivables	10	—	2,999	—	2,999
Trade payables	14	(512)	(5,176)	—	(5,688)
Trade payables to related parties	14	(481)	—	—	(481)
Other payables	14	(1,751)	(17,703)	—	(19,454)
Lease liabilities	15	—	(4,886)	—	(4,886)
Net debt		4,004	(24,532)	—	(20,528)

The following table details the Company’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the year-end for a 10% change in foreign currency rates.

A positive number below indicates an increase in profit and other equity where the U.S. dollar strengthens 10% against the relevant currency. For a 10% weakening of the U.S. dollar against the relevant currency, there would be a comparable impact on the profit and other equity, and the balances below would be negative.

2021

	Profit or	Other
US$ thousand	loss	equity
Australian dollar	1,498	1,498
Other	9	9
Total	1,507	1,507

2020

	Profit or	Other
US$ thousand	loss	equity
Australian dollar	1,932	1,932
Total	1,932	1,932

January 1, 2020

	Profit or	Other
US$ thousand	loss	equity
Australian dollar	2,453	2,453
Total	2,453	2,453

In management’s opinion, the sensitivity analysis is unrepresentative of the inherent foreign exchange risk as the year end exposure does not reflect the exposure during the year.

Credit risk

Credit risk arises from the possibility that counterparties may not be able to settle obligations due to the Company within their agreed payment terms. Financial assets which potentially expose the Company to credit risk consist principally of cash and cash equivalents and receivables.

The Company invests or maintains available cash domestically with the Commonwealth Bank of Australia. As part of its cash management process, the Company regularly monitors the relative credit standing of this institution. See above currency risk for currency split of cash and cash equivalents.

During the normal course of business, the Company provides credit to its customer. Although the receivables resulting from these transactions are not collateralised, the Company has not experienced significant problems with the collection of receivables given the Company’s only customer is a related party entity in Switzerland.

The Company has only one customer, Glencore International AG, in one country, Switzerland, which represents 100% of trade receivable and total sales.

Liquidity risk

Liquidity risk is the risk that the Company is unable to meet its payment obligations when due, or that it is unable, on an ongoing basis, to borrow funds in the market on an unsecured or secured basis at an acceptable price to fund actual or proposed commitments. Prudent liquidity risk management implies maintaining sufficient cash and cash equivalents and availability of adequate committed funding facilities. The Company has available committed funding sources from other financing entities within the Glencore plc group (see note 22). The Company’s credit profile and funding sources ensure that sufficient liquid funds are maintained to meet its liquidity requirements. As part of its liquidity management, the Company closely monitors and plans for its future capital expenditure well ahead of time.

As at December 31, 2021, the Company had available cash amounting to $79 thousand (2020: $110 thousand; January 1, 2020: $264 thousand).

The maturity profile of the Company’s financial liabilities based on the contractual terms, and associated current financial assets, are as follows:

2021

		After	Due	Due
US$ thousand	Notes	2 years	1 – 2 years	0 – 1 year	Total
Expected future interest payments		—	2	37	39
Lease liabilities – undiscounted		—	228	1,084	1,312
Trade and other payables	14	—	—	18,589	18,589
Total		—	230	19,710	19,940
Current financial assets				2,771	2,771

2020

		After	Due	Due
US$ thousand	Notes	2 years	1 – 2 years	0 – 1 year	Total
Expected future interest payments		—	2	5	7
Lease liabilities – undiscounted		—	29	110	139
Trade and other payables	14	—	—	21,919	21,919
Total		—	31	22,034	22,065
Current financial assets				9,138	9,138

January 1, 2020

		After	Due	Due
US$ thousand	Notes	2 years	1-2 years	0-1 year	Total
Expected future interest payments		—	348	523	871
Lease liabilities – undiscounted		—	2,180	3,577	5,757
Trade and other payables	14	—	—	25,623	25,623
Total		—	2,528	29,723	32,251
Current financial assets				8,333	8,333

Capital risk management

The Company’s capital risk is managed by Glencore Operations Australia Pty Limited as it sits within the Parent’s Australian operations. Movements to the parent net investment are treated as capital investments or contributions made by the Parent.